CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 9,251	$ 1,452	¥ 3,016
Advances to suppliers	4,704	738	5,588
Accounts receivable, net	5,554	872	7,792
Amounts due from related parties, net	200	31	1,277
Inventories, net	490	77	312
Other current assets, net	3,350	526	3,303
Total current assets	23,549	3,696	21,288
Property and equipment, net	20,264	3,180	19,267
Land use rights, net	1,138	179	1,166
Intangible assets, net	8,857	1,390	4,596
Goodwill	12,758	2,002	2,223
Long-term investments, net	923	145	883
Other assets			464
TOTAL ASSETS.	67,489	10,592	49,887
Current liabilities:
Short-term debts	33,759	5,298	8,232
Accounts payable	2,732	429	2,127
Advance from customers	4,174	655	3,682
Amounts due to related parties	2,471	388	4,130
Accrued expenses and other current liabilities	19,770	3,102	25,353
Total current liabilities	62,906	9,872	43,524
Deferred tax liabilities	2,158	339	1,045
Other long-term liabilities	1,107	174	2,041
TOTAL LIABILITIES.	66,171	10,385	46,610
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	465,334	73,021	354,295
Accumulated deficit	(475,646)	(74,639)	(356,951)
Accumulated other comprehensive income	4,532	711	4,795
Total AnPac Bio-Medical Science Co., Ltd. shareholders' (deficit) equity	(4,499)	(706)	2,948
Noncontrolling interests	5,817	913	329
Total shareholders' equity	1,318	207	3,277
TOTAL LIABILITIES AND EQUITY	67,489	10,592	49,887
Class A ordinary shares
Shareholders' equity:
Ordinary shares	1,096	172	618
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 185	$ 29	¥ 191